Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2023	Feb. 28, 2023
2028 Notes
Liabilities
Debt instrument, interest rate	10.00%		10.00%
2030 Notes
Liabilities
Debt instrument, interest rate	10.375%		10.375%
$250m Convertible Bonds (3)
Liabilities
Debt instrument, interest rate				5.00%
Principal	$ 250,000,000			$ 250,000,000
Fair Value | Fair Value, Inputs, Level 1
Assets
Cash and cash equivalents	61,600,000	$ 102,500,000
Restricted cash	900,000	100,000
Trade receivables	184,300,000	56,200,000
Other current assets (excluding deferred costs and right of use lease asset)	27,100,000	31,500,000
Due from related parties	85,100,000	95,000,000.0
Liabilities
Trade payables	81,600,000	35,500,000
Accrued expenses	68,000,000.0	77,000,000.0
Short-term accrued interest and other items	30,600,000	42,300,000
Other current liabilities	84,200,000	63,200,000
Fair Value | Fair Value, Inputs, Level 2
Liabilities
Short-term debt	134,800,000	104,400,000
Long-term debt	2,038,100,000	1,818,000,000
Carrying Value
Assets
Cash and cash equivalents	61,600,000	102,500,000
Restricted cash	900,000	100,000
Trade receivables	184,300,000	56,200,000
Other current assets (excluding deferred costs and right of use lease asset)	27,100,000	31,500,000
Due from related parties	85,100,000	95,000,000.0
Liabilities
Trade payables	81,600,000	35,500,000
Accrued expenses	68,000,000.0	77,000,000.0
Short-term accrued interest and other items	30,600,000	42,300,000
Other current liabilities	84,200,000	63,200,000
Carrying Value | Fair Value, Inputs, Level 2
Liabilities
Short-term debt	134,700,000	100,000,000.0
Long-term debt	$ 2,044,900,000	$ 1,690,000,000